Long-term debt (Tables)	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Lampung facility:
Export credit tranche	$142,590	$153,755
FSRU tranche	36,384	39,517
Gallant facility:
Commercial tranche	132,593	139,701
Export credit tranche	37,583	40,333
Outstanding principal	349,150	373,306
Lampung facility unamortized debt issuance cost	(9,917)	(11,745)
Gallant facility unamortized fair value of debt assumed	1,000	1,282
Total debt	340,233	362,843
Less: Current portion of long-term debt	(32,208)	(32,208)
Long-term debt	$308,025	$330,635